Revenue - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue Recognized at Point in Time [Member]
Recognized at point in time:
Revenue from sales of goods	$ 48,827	$ 64,067	$ 55,531
Recognized over time:
Total revenue	48,988	64,391	55,964
Revenue Recognized Over Time [Member] | Rendering of Services [Member]
Recognized over time:
Revenue from rendering of services	147	294	224
Revenue Recognized Over Time [Member] | Service for Sample Preparation [Member]
Recognized over time:
Revenue from rendering of services	14	30	16
Revenue Recognized Over Time [Member] | Services for Order Management Solution [Member]
Recognized over time:
Revenue from rendering of services			$ 193